Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000000137 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000000137 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000000137 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000000137 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000000137 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000000137 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000137 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000137 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000137 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000137 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000000137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000137 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000000137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000137 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000137 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000137 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000137 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000000137 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000139 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000000139 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000000139 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000000139 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000000139 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000000139 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000000139 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000000139 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000000139 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000000139 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000000139 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000000139 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000139 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000139 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000139 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000139 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000139 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000139 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000139 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000139 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000139 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000000139 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000140 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000000140 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000000140 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000000140 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000000140 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000000140 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000000140 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000000140 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000000140 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000000140 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000000140 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000000140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000140 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000140 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000140 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000140 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000140 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000000140 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162280 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000162280 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000162280 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000162280 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000162280 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000162280 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000162280 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000162280 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000162280 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000162280 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000162280 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162280 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000162280 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000162280 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000162280 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162280 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000162280 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000162280 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000162280 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000162280 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162280 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162280 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000162280 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.